EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Current			$ 5,656	$ 5,730
Non-current			64,895	66,033
Total	$ 70,551	$ 71,763	$ 70,551	$ 71,763
Opening balance	71,763	65,328
Current service cost	5,201	5,583
Interest cost	3,723	3,208
(Gains) losses from changes in actuarial assumptions	(172)	(3,711)
Actuarial gains and losses arising from experience	(1,685)	1,212
Benefits paid	(4,773)	(5,654)
Costs from past services	4,710	0
Increase (decrease) for foreign currency exchange rates changes	(8,216)	5,797
Closing balance	$ 70,551	$ 71,763